Investment in an Associate (Details) - Schedule of represents amounts in associate’ financial statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Represents Amounts In Associate Financial Statements Abstract
Current assets	$ 85,420
Non-current assets	1,656,298
Current liabilities	(983,596)
Net assets	$ 758,122
Group share of net assets	23.96%
Year ended 31 December	$ 181,646
Revenues, net	90,000
Loss after tax	$ (865,548)